Employee Benefit Plans and Non-Qualified Plans - Components of the Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,100	$ 1,200	$ 2,900	$ 3,500
Non-U.S. Qualified Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost					$ 106	$ 106	$ 102	$ 118
Interest cost					137	137	129	130
Expected return on plan assets					(198)		(186)	(184)
Prior service cost					2		2	2
Recognized actuarial loss					68		58	57
Transition obligation					(1)		(1)	(1)
Total					114		104	122
Non Qualified Supplemental Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost					621	$ 621	719	708
Recognized actuarial loss					330		305	284
Other					(1)
Total					$ 950		$ 1,024	$ 992